Taxes (Details 2)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ (6,407)	¥ (46,296)	¥ 41,182
Income taxes payable	14,371	103,845	320,316
Other taxes payable	2,062	14,899	24,098
Totals	$ 10,026	¥ 72,448	¥ 385,596